INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax
Schedule for components of loss from continuing operations before tax expense
	2016	2015	2014
United States	$(3,031)	$(1,216)	$(1,240)
Rest of the world	—	—	—
Total	$(3,031)	$(1,216)	$(1,240)

Schedule of significant differences between federal statutory rate and company effective tax rate on income from continuing operations
	2016	2015	2014
	%	%	%
Statutory tax rate	34.0	34.0	34.0
Transaction costs capitalized	(12.8)	—	—

	2016	2015	2014
	%	%	%
Valuation allowance, federal	(21.2)	(34.0)	(27.1)
Valuation allowance related to discontinued operations	—	—	(6.9)
Total	0.0%	0.0%	0.0%

Schedule for significant components of deferred tax assets
	2016	2015

Net operating loss carryforwards	$9,247	$8,281
Credit carryforwards	1,297	1,297
Non-deductible reserves	163	326
Total deferred tax assets	10,707	9,904
Valuation allowance	(10,707)	(9,904)
Net deferred tax assets	$—	$—

Schedule of United States federal net operating loss carryforwards
Year	Net Operating Loss (in thousands)
2022	$1,674
2024	1,876
2025	3
2026	1
2027	1
2028	3,492
2029	2,501
2030	1,281
2031	391
2033	6,625
2034	452
2035	1,802
2036	2,266
Total	$22,365

Schedule of reconciliation of gross unrecognized tax benefits
	2016	2015	2014
Gross unrecognized tax benefits as of January 1	$628	$628	$619
Increases from positions taken in prior periods	—	—	—
Increases from positions taken in current period	—	—	9
Gross unrecognized tax benefits as of December 31	$628	$628	$628